INVESTMENT IN UNCONSOLIDATED ENTITY - Narrative (FY) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 28, 2017 lease
The TIC Interest
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)			72.70%
Proceeds from distributions	$ 683,000	$ 657,435
REIT I
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)		4.80%
Proceeds from distributions		$ 372,351
Santa Clara
Schedule of Equity Method Investments [Line Items]
Number of operating leases with renewal options | lease			3
Operating leases renewal term			5 years
The TIC Interest | Hagg Lane II, LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by Noncontrolling Owners (as a percent)			23.40%
The TIC Interest | Hagg Lane III, LLC
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by Noncontrolling Owners (as a percent)			3.90%
Santa Clara
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by Noncontrolling Owners (as a percent)			27.30%